Going Concern - Additional information (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Going Concern Disclosure [Abstract]
Operating bank accounts	$ 171,208	$ 399,516
Marketable securities held in Trust	318,053,820	318,041,728
Working capital deficit	3,779,605	1,627,973
Taxes payable, current	50,000	40,050
Prepaid income taxes	255,364	255,364
Deposit in the Trust	$ 1,804,000	$ 1,792,000